Securities Available for Sale, Realized Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross realized gains	$ 600	$ 1,305	$ 645
Gross realized losses	(73)	(70)	(32)
OTTI Write-downs	(256)	(541)	(692)
Net realized gains (losses) from securities available for sale	271	694	(79)
Net realized gains from private equity investments	1,086	842	534
Net realized gains from debt securities and equity investments	$ 1,357	$ 1,536	$ 455